PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 97.3%
Aerospace & Defense — 1.7%
Boeing Co. (The)*	101,036	$21,463,077
General Dynamics Corp.	40,360	9,210,556
Howmet Aerospace, Inc.	65,392	2,770,659
Huntington Ingalls Industries, Inc.	7,200	1,490,544
L3Harris Technologies, Inc.	34,180	6,707,483
Lockheed Martin Corp.	41,808	19,763,896
Northrop Grumman Corp.	25,966	11,989,022
Raytheon Technologies Corp.	263,148	25,770,084
Textron, Inc.(a)	37,150	2,623,904
TransDigm Group, Inc.	9,310	6,861,935
		108,651,160
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	21,000	2,086,770
Expeditors International of Washington, Inc.(a)	28,700	3,160,444
FedEx Corp.	41,740	9,537,173
United Parcel Service, Inc. (Class B Stock)(a)	131,100	25,432,089
		40,216,476
Automobile Components — 0.1%
Aptiv PLC*	48,800	5,474,872
BorgWarner, Inc.	41,600	2,042,976
		7,517,848
Automobiles — 1.9%
Ford Motor Co.(a)	703,059	8,858,543
General Motors Co.	250,500	9,188,340
Tesla, Inc.*(a)	483,050	100,213,553
		118,260,436
Banks — 3.0%
Bank of America Corp.	1,253,232	35,842,435
Citigroup, Inc.	347,822	16,309,374
Citizens Financial Group, Inc.	87,900	2,669,523
Comerica, Inc.(a)	23,250	1,009,515
Fifth Third Bancorp	122,149	3,254,049
First Republic Bank	32,600	456,074
Huntington Bancshares, Inc.(a)	258,275	2,892,680
JPMorgan Chase & Co.	526,695	68,633,625
KeyCorp	167,600	2,098,352
M&T Bank Corp.	30,461	3,642,222
PNC Financial Services Group, Inc. (The)	72,243	9,182,085
Regions Financial Corp.	166,412	3,088,607
Truist Financial Corp.	237,526	8,099,637
U.S. Bancorp(a)	250,181	9,019,025
Wells Fargo & Co.	684,276	25,578,237
Zions Bancorp NA	26,700	799,131
		192,574,571
Beverages — 1.8%
Brown-Forman Corp. (Class B Stock)	32,525	2,090,382
Coca-Cola Co. (The)(a)	696,750	43,219,402
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	29,300	$6,618,577
Keurig Dr. Pepper, Inc.	151,500	5,344,920
Molson Coors Beverage Co. (Class B Stock)(a)	33,400	1,726,112
Monster Beverage Corp.*	137,000	7,399,370
PepsiCo, Inc.	246,644	44,963,201
		111,361,964
Biotechnology — 2.2%
AbbVie, Inc.	317,589	50,614,159
Amgen, Inc.	95,894	23,182,374
Biogen, Inc.*	25,855	7,188,466
Gilead Sciences, Inc.	223,900	18,576,983
Incyte Corp.*(a)	33,300	2,406,591
Moderna, Inc.*(a)	59,400	9,122,652
Regeneron Pharmaceuticals, Inc.*	19,310	15,866,448
Vertex Pharmaceuticals, Inc.*	46,060	14,512,124
		141,469,797
Broadline Retail — 2.7%
Amazon.com, Inc.*	1,601,100	165,377,619
eBay, Inc.(a)	97,200	4,312,764
Etsy, Inc.*(a)	22,600	2,516,058
		172,206,441
Building Products — 0.4%
A.O. Smith Corp.	22,700	1,569,705
Allegion PLC	15,833	1,689,856
Carrier Global Corp.	149,867	6,856,415
Johnson Controls International PLC	123,315	7,426,029
Masco Corp.	39,930	1,985,320
Trane Technologies PLC	41,300	7,598,374
		27,125,699
Capital Markets — 2.8%
Ameriprise Financial, Inc.	18,950	5,808,175
Bank of New York Mellon Corp. (The)	131,749	5,986,675
BlackRock, Inc.	26,900	17,999,328
Cboe Global Markets, Inc.	19,200	2,577,408
Charles Schwab Corp. (The)	273,900	14,346,882
CME Group, Inc.	64,660	12,383,683
FactSet Research Systems, Inc.	6,900	2,864,121
Franklin Resources, Inc.(a)	50,300	1,355,082
Goldman Sachs Group, Inc. (The)(a)	60,870	19,911,186
Intercontinental Exchange, Inc.	100,390	10,469,673
Invesco Ltd.(a)	80,500	1,320,200
MarketAxess Holdings, Inc.	6,800	2,660,772
Moody’s Corp.(a)	28,370	8,681,787
Morgan Stanley	234,578	20,595,948
MSCI, Inc.	14,320	8,014,761
Nasdaq, Inc.	60,700	3,318,469
Northern Trust Corp.	37,400	3,296,062
Raymond James Financial, Inc.(a)	34,550	3,222,479
S&P Global, Inc.	59,146	20,391,766
State Street Corp.	62,675	4,743,871
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.(a)	40,300	$4,549,870
		174,498,198
Chemicals — 1.8%
Air Products & Chemicals, Inc.	39,850	11,445,319
Albemarle Corp.(a)	21,100	4,663,944
Celanese Corp.	18,000	1,960,020
CF Industries Holdings, Inc.(a)	35,300	2,558,897
Corteva, Inc.	127,556	7,692,902
Dow, Inc.	126,622	6,941,418
DuPont de Nemours, Inc.(a)	82,256	5,903,513
Eastman Chemical Co.	21,700	1,830,178
Ecolab, Inc.	44,400	7,349,532
FMC Corp.	22,650	2,766,245
International Flavors & Fragrances, Inc.	45,640	4,197,054
Linde PLC	88,500	31,456,440
LyondellBasell Industries NV (Class A Stock)	45,500	4,271,995
Mosaic Co. (The)(a)	61,100	2,803,268
PPG Industries, Inc.	42,100	5,623,718
Sherwin-Williams Co. (The)	42,300	9,507,771
		110,972,214
Commercial Services & Supplies — 0.5%
Cintas Corp.	15,500	7,171,540
Copart, Inc.*	76,900	5,783,649
Republic Services, Inc.	36,835	4,980,829
Rollins, Inc.	41,025	1,539,668
Waste Management, Inc.	66,930	10,920,968
		30,396,654
Communications Equipment — 0.9%
Arista Networks, Inc.*	44,400	7,452,984
Cisco Systems, Inc.	737,675	38,561,961
F5, Inc.*	10,650	1,551,598
Juniper Networks, Inc.	57,400	1,975,708
Motorola Solutions, Inc.	30,127	8,620,239
		58,162,490
Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	25,700	4,282,648
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,200	3,976,672
Vulcan Materials Co.	24,000	4,117,440
		8,094,112
Consumer Finance — 0.5%
American Express Co.	107,050	17,657,898
Capital One Financial Corp.	68,369	6,574,363
Discover Financial Services	48,005	4,744,814
Synchrony Financial	78,530	2,283,652
		31,260,727
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	79,732	39,616,438
Dollar General Corp.	40,200	8,460,492
Dollar Tree, Inc.*	37,347	5,361,162
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Kroger Co. (The)(a)	116,700	$5,761,479
Sysco Corp.(a)	90,800	7,012,484
Target Corp.(a)	82,668	13,692,301
Walgreens Boots Alliance, Inc.(a)	127,700	4,415,866
Walmart, Inc.	252,700	37,260,615
		121,580,837
Containers & Packaging — 0.3%
Amcor PLC(a)	266,300	3,030,494
Avery Dennison Corp.	14,600	2,612,378
Ball Corp.	56,400	3,108,204
International Paper Co.	64,067	2,310,256
Packaging Corp. of America	16,700	2,318,461
Sealed Air Corp.	26,020	1,194,578
Westrock Co.	44,961	1,369,962
		15,944,333
Distributors — 0.1%
Genuine Parts Co.	25,425	4,253,857
LKQ Corp.	45,900	2,605,284
Pool Corp.(a)	7,120	2,438,173
		9,297,314
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,275,871	24,560,517
Verizon Communications, Inc.	754,188	29,330,371
		53,890,888
Electric Utilities — 1.8%
Alliant Energy Corp.(a)	45,100	2,408,340
American Electric Power Co., Inc.	92,040	8,374,720
Constellation Energy Corp.	58,824	4,617,684
Duke Energy Corp.	138,348	13,346,431
Edison International(a)	68,600	4,842,474
Entergy Corp.	36,600	3,943,284
Evergy, Inc.	40,900	2,499,808
Eversource Energy	62,600	4,899,076
Exelon Corp.	177,973	7,455,289
FirstEnergy Corp.	97,280	3,897,037
NextEra Energy, Inc.	356,800	27,502,144
NRG Energy, Inc.	41,900	1,436,751
PG&E Corp.*	288,300	4,661,811
Pinnacle West Capital Corp.(a)	20,200	1,600,648
PPL Corp.	131,300	3,648,827
Southern Co. (The)	195,500	13,602,890
Xcel Energy, Inc.	97,995	6,608,783
		115,345,997
Electrical Equipment — 0.5%
AMETEK, Inc.	41,100	5,973,063
Eaton Corp. PLC(a)	71,411	12,235,561
Emerson Electric Co.	102,600	8,940,564
Generac Holdings, Inc.*(a)	11,300	1,220,513
Rockwell Automation, Inc.(a)	20,620	6,050,939
		34,420,640

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	106,600	$8,711,352
CDW Corp.(a)	24,300	4,735,827
Corning, Inc.	136,300	4,808,664
Keysight Technologies, Inc.*	32,100	5,183,508
TE Connectivity Ltd.(a)	56,900	7,462,435
Teledyne Technologies, Inc.*	8,479	3,793,165
Trimble, Inc.*	43,900	2,301,238
Zebra Technologies Corp. (Class A Stock)*	9,380	2,982,840
		39,979,029
Energy Equipment & Services — 0.4%
Baker Hughes Co.(a)	180,648	5,213,501
Halliburton Co.	162,800	5,150,992
Schlumberger NV	254,998	12,520,402
		22,884,895
Entertainment — 1.4%
Activision Blizzard, Inc.	127,900	10,946,961
Electronic Arts, Inc.	47,100	5,673,195
Live Nation Entertainment, Inc.*	25,700	1,799,000
Netflix, Inc.*	79,990	27,634,945
Take-Two Interactive Software, Inc.*(a)	28,350	3,382,155
Walt Disney Co. (The)*	328,022	32,844,843
Warner Bros Discovery, Inc.*	396,808	5,991,801
		88,272,900
Financial Services — 4.2%
Berkshire Hathaway, Inc. (Class B Stock)*	323,510	99,890,183
Fidelity National Information Services, Inc.	106,300	5,775,279
Fiserv, Inc.*(a)	114,100	12,896,723
FleetCor Technologies, Inc.*	13,300	2,804,305
Global Payments, Inc.	47,313	4,979,220
Jack Henry & Associates, Inc.(a)	13,250	1,997,040
Mastercard, Inc. (Class A Stock)	151,550	55,074,785
PayPal Holdings, Inc.*	203,200	15,431,008
Visa, Inc. (Class A Stock)(a)	291,800	65,789,228
		264,637,771
Food Products — 1.1%
Archer-Daniels-Midland Co.	98,338	7,833,605
Bunge Ltd.	26,700	2,550,384
Campbell Soup Co.(a)	35,800	1,968,284
Conagra Brands, Inc.	85,000	3,192,600
General Mills, Inc.	105,900	9,050,214
Hershey Co. (The)	26,400	6,716,424
Hormel Foods Corp.(a)	52,000	2,073,760
J.M. Smucker Co. (The)	19,300	3,037,241
Kellogg Co.(a)	45,750	3,063,420
Kraft Heinz Co. (The)(a)	142,537	5,511,906
Lamb Weston Holdings, Inc.	25,700	2,686,164
McCormick & Co., Inc.(a)	44,900	3,736,129
Mondelez International, Inc. (Class A Stock)	244,511	17,047,307
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	51,600	$3,060,912
		71,528,350
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	25,700	2,887,652
Ground Transportation — 0.8%
CSX Corp.	377,616	11,305,823
J.B. Hunt Transport Services, Inc.	14,800	2,596,808
Norfolk Southern Corp.	40,900	8,670,800
Old Dominion Freight Line, Inc.	16,300	5,555,692
Union Pacific Corp.	109,850	22,108,411
		50,237,534
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	313,125	31,707,037
Align Technology, Inc.*	13,020	4,350,503
Baxter International, Inc.	90,700	3,678,792
Becton, Dickinson & Co.	51,099	12,649,046
Boston Scientific Corp.*	257,249	12,870,167
Cooper Cos., Inc. (The)	8,980	3,352,773
DENTSPLY SIRONA, Inc.	38,200	1,500,496
Dexcom, Inc.*	69,220	8,041,980
Edwards Lifesciences Corp.*	110,750	9,162,348
GE HealthCare Technologies, Inc.*	65,418	5,366,239
Hologic, Inc.*	44,750	3,611,325
IDEXX Laboratories, Inc.*	14,880	7,441,190
Insulet Corp.*(a)	12,500	3,987,000
Intuitive Surgical, Inc.*	62,980	16,089,501
Medtronic PLC	238,828	19,254,313
ResMed, Inc.	26,500	5,803,235
STERIS PLC	17,900	3,423,912
Stryker Corp.	60,570	17,290,918
Teleflex, Inc.(a)	8,550	2,165,801
Zimmer Biomet Holdings, Inc.	37,786	4,881,951
		176,628,527
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	29,200	4,675,212
Cardinal Health, Inc.	46,675	3,523,962
Centene Corp.*	101,168	6,394,829
Cigna Group (The)	53,632	13,704,585
CVS Health Corp.	230,599	17,135,812
DaVita, Inc.*	9,900	802,989
Elevance Health, Inc.	43,000	19,771,830
HCA Healthcare, Inc.	38,100	10,046,208
Henry Schein, Inc.*(a)	24,300	1,981,422
Humana, Inc.	22,430	10,888,868
Laboratory Corp. of America Holdings	16,000	3,670,720
McKesson Corp.	25,207	8,974,952
Molina Healthcare, Inc.*	10,500	2,808,645
Quest Diagnostics, Inc.	20,000	2,829,600
UnitedHealth Group, Inc.	167,830	79,314,780
Universal Health Services, Inc. (Class B Stock)(a)	11,700	1,487,070
		188,011,484

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	98,200	$2,157,454
Ventas, Inc.	71,604	3,104,033
Welltower, Inc.	84,700	6,072,143
		11,333,630
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	127,226	2,097,957
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.*	6,970	18,487,298
Caesars Entertainment, Inc.*	38,400	1,874,304
Carnival Corp.*(a)	178,200	1,808,730
Chipotle Mexican Grill, Inc.*	4,975	8,498,743
Darden Restaurants, Inc.(a)	21,900	3,398,004
Domino’s Pizza, Inc.	6,400	2,111,168
Expedia Group, Inc.*	26,600	2,580,998
Hilton Worldwide Holdings, Inc.	47,900	6,747,673
Las Vegas Sands Corp.*	58,900	3,383,805
Marriott International, Inc. (Class A Stock)	48,373	8,031,853
McDonald’s Corp.	131,160	36,673,647
MGM Resorts International	56,500	2,509,730
Norwegian Cruise Line Holdings Ltd.*(a)	75,500	1,015,475
Royal Caribbean Cruises Ltd.*	39,200	2,559,760
Starbucks Corp.	206,400	21,492,432
Wynn Resorts Ltd.*	18,400	2,059,144
Yum! Brands, Inc.	50,400	6,656,832
		129,889,596
Household Durables — 0.3%
D.R. Horton, Inc.(a)	56,000	5,470,640
Garmin Ltd.	27,600	2,785,392
Lennar Corp. (Class A Stock)	45,600	4,793,016
Mohawk Industries, Inc.*	9,500	952,090
Newell Brands, Inc.(a)	65,749	817,918
NVR, Inc.*	550	3,064,704
PulteGroup, Inc.	40,585	2,365,294
Whirlpool Corp.(a)	9,967	1,315,843
		21,564,897
Household Products — 1.4%
Church & Dwight Co., Inc.(a)	43,400	3,836,994
Clorox Co. (The)(a)	22,300	3,528,752
Colgate-Palmolive Co.	149,600	11,242,440
Kimberly-Clark Corp.	60,438	8,111,988
Procter & Gamble Co. (The)	423,676	62,996,385
		89,716,559
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)(a)	119,600	2,879,968
Industrial Conglomerates — 0.8%
3M Co.	98,990	10,404,839
General Electric Co.	195,655	18,704,618
Honeywell International, Inc.	119,950	22,924,844
		52,034,301
	Shares	Value
Common Stocks (continued)
Industrial REITs — 0.3%
Prologis, Inc.	165,780	$20,684,371
Insurance — 2.1%
Aflac, Inc.	100,600	6,490,712
Allstate Corp. (The)	47,528	5,266,578
American International Group, Inc.	133,029	6,699,340
Aon PLC (Class A Stock)	37,025	11,673,612
Arch Capital Group Ltd.*(a)	66,200	4,492,994
Arthur J. Gallagher & Co.	38,150	7,298,476
Assurant, Inc.	9,600	1,152,672
Brown & Brown, Inc.	42,100	2,417,382
Chubb Ltd.	74,530	14,472,235
Cincinnati Financial Corp.(a)	28,128	3,152,586
Everest Re Group Ltd.	7,100	2,541,942
Globe Life, Inc.(a)	16,175	1,779,574
Hartford Financial Services Group, Inc. (The)	56,600	3,944,454
Lincoln National Corp.	27,463	617,094
Loews Corp.	35,426	2,055,417
Marsh & McLennan Cos., Inc.	88,800	14,789,640
MetLife, Inc.	117,980	6,835,761
Principal Financial Group, Inc.	40,500	3,009,960
Progressive Corp. (The)	105,100	15,035,606
Prudential Financial, Inc.	65,800	5,444,292
Travelers Cos., Inc. (The)	41,548	7,121,743
W.R. Berkley Corp.	36,700	2,284,942
Willis Towers Watson PLC	19,200	4,461,696
		133,038,708
Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)*	1,069,880	110,978,652
Alphabet, Inc. (Class C Stock)*	932,600	96,990,400
Match Group, Inc.*	50,400	1,934,856
Meta Platforms, Inc. (Class A Stock)*	399,720	84,716,657
		294,620,565
IT Services — 1.2%
Accenture PLC (Class A Stock)	113,150	32,339,401
Akamai Technologies, Inc.*(a)	28,000	2,192,400
Cognizant Technology Solutions Corp. (Class A Stock)	91,600	5,581,188
DXC Technology Co.*	40,650	1,039,014
EPAM Systems, Inc.*	10,340	3,091,660
Gartner, Inc.*	14,250	4,642,223
International Business Machines Corp.(a)	161,925	21,226,748
VeriSign, Inc.*	16,500	3,486,945
		73,599,579
Leisure Products — 0.0%
Hasbro, Inc.	22,950	1,232,185
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	53,082	7,343,364
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,860	1,849,017
Bio-Techne Corp.	28,120	2,086,223
Charles River Laboratories International, Inc.*	9,100	1,836,562

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Danaher Corp.	117,700	$29,665,108
Illumina, Inc.*(a)	28,210	6,560,235
IQVIA Holdings, Inc.*	33,400	6,642,926
Mettler-Toledo International, Inc.*	3,970	6,074,934
PerkinElmer, Inc.	22,600	3,011,676
Thermo Fisher Scientific, Inc.	70,420	40,587,975
Waters Corp.*	10,750	3,328,523
West Pharmaceutical Services, Inc.	13,400	4,642,698
		113,629,241
Machinery — 1.8%
Caterpillar, Inc.	93,550	21,407,982
Cummins, Inc.(a)	25,250	6,031,720
Deere & Co.	48,550	20,045,324
Dover Corp.	25,300	3,844,082
Fortive Corp.	63,500	4,328,795
IDEX Corp.(a)	13,500	3,118,905
Illinois Tool Works, Inc.(a)	49,875	12,142,069
Ingersoll Rand, Inc.	72,837	4,237,657
Nordson Corp.	9,800	2,178,148
Otis Worldwide Corp.	74,583	6,294,805
PACCAR, Inc.	93,492	6,843,614
Parker-Hannifin Corp.	23,087	7,759,772
Pentair PLC	29,607	1,636,379
Snap-on, Inc.	9,550	2,357,799
Stanley Black & Decker, Inc.(a)	26,635	2,146,248
Westinghouse Air Brake Technologies Corp.	32,612	3,295,769
Xylem, Inc.(a)	32,400	3,392,280
		111,061,348
Media — 0.8%
Charter Communications, Inc. (Class A Stock)*(a)	18,950	6,776,710
Comcast Corp. (Class A Stock)	755,792	28,652,075
DISH Network Corp. (Class A Stock)*(a)	43,175	402,823
Fox Corp. (Class A Stock)(a)	54,266	1,847,757
Fox Corp. (Class B Stock)(a)	25,766	806,733
Interpublic Group of Cos., Inc. (The)(a)	69,162	2,575,593
News Corp. (Class A Stock)	67,925	1,173,065
News Corp. (Class B Stock)	21,400	373,002
Omnicom Group, Inc.	36,700	3,462,278
Paramount Global (Class B Stock)(a)	89,366	1,993,755
		48,063,791
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	256,712	10,502,088
Newmont Corp.	142,103	6,965,889
Nucor Corp.	45,500	7,028,385
Steel Dynamics, Inc.	30,000	3,391,800
		27,888,162
Multi-Utilities — 0.8%
Ameren Corp.	46,200	3,991,218
CenterPoint Energy, Inc.	112,710	3,320,437
CMS Energy Corp.	52,300	3,210,174
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Consolidated Edison, Inc.	63,700	$6,094,179
Dominion Energy, Inc.	149,240	8,344,008
DTE Energy Co.	34,900	3,822,946
NiSource, Inc.	72,950	2,039,682
Public Service Enterprise Group, Inc.	89,400	5,583,030
Sempra Energy	56,254	8,503,355
WEC Energy Group, Inc.	56,676	5,372,318
		50,281,347
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	28,280	3,551,685
Boston Properties, Inc.	25,700	1,390,884
		4,942,569
Oil, Gas & Consumable Fuels — 4.1%
APA Corp.	57,750	2,082,465
Chevron Corp.	319,459	52,122,930
ConocoPhillips	219,761	21,802,489
Coterra Energy, Inc.(a)	140,800	3,455,232
Devon Energy Corp.(a)	117,100	5,926,431
Diamondback Energy, Inc.(a)	33,000	4,460,610
EOG Resources, Inc.	105,600	12,104,928
EQT Corp.	65,500	2,090,105
Exxon Mobil Corp.	739,504	81,094,009
Hess Corp.	49,675	6,573,990
Kinder Morgan, Inc.(a)	354,143	6,201,044
Marathon Oil Corp.	112,994	2,707,336
Marathon Petroleum Corp.	81,587	11,000,375
Occidental Petroleum Corp.(a)	130,228	8,130,134
ONEOK, Inc.	80,140	5,092,096
Phillips 66	83,664	8,481,856
Pioneer Natural Resources Co.	42,600	8,700,624
Targa Resources Corp.	40,700	2,969,065
Valero Energy Corp.	69,300	9,674,280
Williams Cos., Inc. (The)	218,100	6,512,466
		261,182,465
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*(a)	22,700	952,492
American Airlines Group, Inc.*(a)	116,900	1,724,275
Delta Air Lines, Inc.*	115,200	4,022,784
Southwest Airlines Co.	106,337	3,460,206
United Airlines Holdings, Inc.*	58,600	2,593,050
		12,752,807
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,600	10,252,736
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	380,690	26,385,624
Catalent, Inc.*	32,400	2,129,004
Eli Lilly & Co.	141,600	48,628,272
Johnson & Johnson	468,346	72,593,630
Merck & Co., Inc.	455,303	48,439,686
Organon & Co.	44,790	1,053,461
Pfizer, Inc.	1,007,923	41,123,259
Viatris, Inc.	217,794	2,095,178

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	83,700	$13,931,028
		256,379,142
Professional Services — 0.8%
Automatic Data Processing, Inc.	74,310	16,543,635
Broadridge Financial Solutions, Inc.	21,000	3,077,970
CoStar Group, Inc.*	73,000	5,026,050
Equifax, Inc.	22,050	4,472,622
Jacobs Solutions, Inc.	22,800	2,679,228
Leidos Holdings, Inc.	24,350	2,241,661
Paychex, Inc.	57,450	6,583,196
Robert Half International, Inc.(a)	19,500	1,571,115
Verisk Analytics, Inc.(a)	28,200	5,410,452
		47,605,929
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	56,800	4,135,608
Residential REITs — 0.3%
AvalonBay Communities, Inc.	25,268	4,246,540
Camden Property Trust	19,800	2,075,832
Equity Residential	61,200	3,672,000
Essex Property Trust, Inc.	11,670	2,440,664
Invitation Homes, Inc.(a)	104,000	3,247,920
Mid-America Apartment Communities, Inc.	20,600	3,111,424
UDR, Inc.(a)	55,000	2,258,300
		21,052,680
Retail REITs — 0.3%
Federal Realty Investment Trust	13,000	1,284,790
Kimco Realty Corp.	110,100	2,150,253
Realty Income Corp.(a)	112,300	7,110,836
Regency Centers Corp.	27,400	1,676,332
Simon Property Group, Inc.	58,611	6,562,674
		18,784,885
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.*(a)	289,495	28,373,405
Analog Devices, Inc.	90,994	17,945,837
Applied Materials, Inc.	151,400	18,596,462
Broadcom, Inc.	75,060	48,153,992
Enphase Energy, Inc.*	24,400	5,130,832
First Solar, Inc.*	17,900	3,893,250
Intel Corp.(a)	742,900	24,270,543
KLA Corp.	24,900	9,939,333
Lam Research Corp.	24,240	12,850,109
Microchip Technology, Inc.(a)	98,200	8,227,196
Micron Technology, Inc.(a)	196,000	11,826,640
Monolithic Power Systems, Inc.	8,100	4,054,374
NVIDIA Corp.	441,910	122,749,341
NXP Semiconductors NV (China)	46,600	8,689,735
ON Semiconductor Corp.*(a)	77,400	6,371,568
Qorvo, Inc.*	18,286	1,857,309
QUALCOMM, Inc.	200,250	25,547,895
Skyworks Solutions, Inc.	28,600	3,374,228
SolarEdge Technologies, Inc.*	10,100	3,069,895
Teradyne, Inc.(a)	28,100	3,021,031
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	162,800	$30,282,428
		398,225,403
Software — 9.2%
Adobe, Inc.*	82,195	31,675,487
ANSYS, Inc.*	15,600	5,191,680
Autodesk, Inc.*	38,770	8,070,363
Cadence Design Systems, Inc.*	49,300	10,357,437
Ceridian HCM Holding, Inc.*(a)	27,700	2,028,194
Fair Isaac Corp.*	4,530	3,183,186
Fortinet, Inc.*	116,500	7,742,590
Gen Digital, Inc.	103,211	1,771,101
Intuit, Inc.	50,460	22,496,582
Microsoft Corp.	1,336,580	385,336,014
Oracle Corp.	275,995	25,645,455
Paycom Software, Inc.*	8,800	2,675,288
PTC, Inc.*	19,100	2,449,193
Roper Technologies, Inc.	19,100	8,417,179
Salesforce, Inc.*	179,600	35,880,488
ServiceNow, Inc.*	36,490	16,957,633
Synopsys, Inc.*	27,400	10,583,250
Tyler Technologies, Inc.*	7,580	2,688,171
		583,149,291
Specialized REITs — 1.2%
American Tower Corp.	83,600	17,082,824
Crown Castle, Inc.	77,550	10,379,292
Digital Realty Trust, Inc.	51,700	5,082,627
Equinix, Inc.	16,575	11,951,238
Extra Space Storage, Inc.	24,200	3,942,906
Iron Mountain, Inc.(a)	52,330	2,768,780
Public Storage	28,350	8,565,669
SBA Communications Corp.	19,530	5,098,697
VICI Properties, Inc.	180,300	5,881,386
Weyerhaeuser Co.	131,430	3,959,986
		74,713,405
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	10,860	1,320,684
AutoZone, Inc.*	3,370	8,283,965
Bath & Body Works, Inc.(a)	40,396	1,477,686
Best Buy Co., Inc.(a)	35,725	2,796,196
CarMax, Inc.*(a)	28,500	1,831,980
Home Depot, Inc. (The)	183,069	54,027,323
Lowe’s Cos., Inc.	108,575	21,711,743
O’Reilly Automotive, Inc.*	11,200	9,508,576
Ross Stores, Inc.	62,200	6,601,286
TJX Cos., Inc. (The)	207,900	16,291,044
Tractor Supply Co.	19,800	4,653,792
Ulta Beauty, Inc.*	9,170	5,003,794
		133,508,069
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	2,670,920	440,434,708
Hewlett Packard Enterprise Co.	230,266	3,668,137
HP, Inc.	155,266	4,557,057
NetApp, Inc.	39,100	2,496,535

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seagate Technology Holdings PLC(a)	34,150	$2,257,998
Western Digital Corp.*	56,568	2,130,917
		455,545,352
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. (Class B Stock)	223,700	27,434,568
Ralph Lauren Corp.(a)	7,600	886,692
Tapestry, Inc.	42,900	1,849,419
VF Corp.	58,444	1,338,952
		31,509,631
Tobacco — 0.7%
Altria Group, Inc.	320,900	14,318,558
Philip Morris International, Inc.	277,500	26,986,875
		41,305,433
Trading Companies & Distributors — 0.3%
Fastenal Co.	102,600	5,534,244
United Rentals, Inc.(a)	12,440	4,923,254
W.W. Grainger, Inc.	8,080	5,565,585
		16,023,083
Water Utilities — 0.1%
American Water Works Co., Inc.	34,550	5,061,229
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	106,400	15,410,976

Total Common Stocks (cost $1,677,516,515)		6,167,756,484
Exchange-Traded Funds — 1.1%
iShares Core S&P 500 ETF(a)	136,500	56,112,420
SPDR S&P 500 ETF Trust(a)	44,500	18,217,855

Total Exchange-Traded Funds (cost $63,558,441)		74,330,275

	Units
Rights* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	8,200	1
(cost $0)

Total Long-Term Investments (cost $1,741,074,956)		6,242,086,760

	Shares
Short-Term Investments — 9.5%
Affiliated Mutual Funds — 9.4%
PGIM Core Ultra Short Bond Fund(wa)	82,823,567	82,823,567
PGIM Institutional Money Market Fund (cost $513,100,640; includes $510,975,267 of cash collateral for securities on loan)(b)(wa)	513,605,824	513,349,021

Total Affiliated Mutual Funds (cost $595,924,207)		596,172,588

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.552%	06/15/23	6,000	$5,943,583
(cost $5,943,750)

Total Short-Term Investments (cost $601,867,957)			602,116,171

TOTAL INVESTMENTS—107.9% (cost $2,342,942,913)			6,844,202,931

Liabilities in excess of other assets(z) — (7.9)%			(504,020,431)

Net Assets — 100.0%			$6,340,182,500

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $507,299,023; cash collateral of $510,975,267 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
443	S&P 500 E-Mini Index	Jun. 2023	$91,651,163	$5,292,509
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8